SCHEDULE OF CRYPTOCURRENCIES (Details)	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Crypto Asset, Holding [Line Items]
Fair Market Value	$ 13,222
Fetch Compute Inc [Member]
Crypto Asset, Holding [Line Items]
Units
Per unit | $ / shares
Fair Market Value
Trump Ventures I LLC [Member]
Crypto Asset, Holding [Line Items]
Units	2,680.01
Per unit | $ / shares	$ 4.73
Fair Market Value	$ 12,668
Ethereum [Member]
Crypto Asset, Holding [Line Items]
Units	0.0399
Per unit | $ / shares	$ 2,973.67
Fair Market Value	$ 119
Solana [Member]
Crypto Asset, Holding [Line Items]
Units	3.5072
Per unit | $ / shares	$ 124.05
Fair Market Value	$ 435